Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenue	$ 1,005,999	$ 1,046,398	$ 5,371,381	$ 2,383,466
Costs and Expenses
Cost of revenue	126,544	81,606	416,233	222,036
Sales and marketing expenses	1,085,439	871,640	4,729,552	2,601,655
General and administrative expenses	1,077,299	1,704,319	4,480,070	6,145,060
Total operating expenses	2,289,282	2,657,565	9,625,855	8,968,751
Loss from Operations	(1,283,283)	(1,611,167)	(4,254,474)	(6,585,285)
Other (Expense) Income:
Interest income	274	659	1,808	6,862
Interest expense	(891,279)	(19)	(334,678)	(399,651)
Gain on settlements of accounts payable	9,038	0	188,709	190,203
Derivative expense - convertible notes payable			(61,495)	0
Change in fair value of derivative liability - embedded conversion feature of Convertible Series A preferred stock	0	47,876	47,876	(2,089,744)
Change in fair value of derivative liability - convertible notes payable	(681,122)	0	149,398	28,244
Total Other (Expense) Income, Net	(1,563,089)	48,516	(8,382)	(2,264,086)
Net Loss	(2,846,372)	(1,562,651)	(4,262,856)	(8,849,371)
Basic and Diluted Loss per Common Share:
Net loss per common share - basic and diluted	(2,846,372)	(1,562,651)	(4,262,856)	(8,849,371)
Preferred stock dividends - Series A			0	(191,630)
Net loss available to common stockholders			$ (4,262,856)	$ (9,041,001)
Net loss per common share - basic and diluted (in dollars per share)	$ (0.55)	$ (0.43)	$ (0.95)	$ (5.08)
Weighted average number of common shares outstanding during the period - basic and diluted (in shares)	5,219,842	3,656,352	4,508,215	1,779,903